Debt	3 Months Ended
Mar. 29, 2015
Debt Disclosure [Abstract]
Debt
Debt
Heinz's long-term debt consists of the following:

	March 29, 2015	December 28, 2014
	(Unaudited)
	(In millions)
$2.95 billion Term B-1 Loan	$2,122	$2,769
$6.55 billion Term B-2 Loan	4,283	5,588
$3.10 billion 4.25% Second Lien Senior Secured Notes due 2020	3,100	3,100
$2.00 billion 4.875% Second Lien Senior Secured Notes due 2025	2,000	—
Other U.S. Dollar Debt due May 2013 — November 2034 (0.94%—7.96%)	10	10
Other Non-U.S. Dollar Debt due May 2013 — May 2023 (3.50%—11.00%)	47	53
2.00% U.S. Dollar Notes due September 2016	58	58
1.50% U.S. Dollar Notes due March 2017	18	18
3.125% U.S. Dollar Notes due September 2021	34	34
2.85% U.S. Dollar Notes due March 2022	6	6
$235 million 6.375% U.S. Dollar Debentures due July 2028	256	257
£125 million 6.25% British Pound Notes due February 2030	196	206
$437 million 6.75% U.S. Dollar Notes due March 2032	474	475
$931 million 7.125% U.S. Dollar Notes due August 2039	1,022	1,023
	13,626	13,597
Less portion due within one year	(10)	(11)
Total long-term debt	$13,616	$13,586
Weighted-average interest rate on long-term debt, including the impact of applicable interest rate swaps	4.24%	4.02%

Senior Credit Facilities

The Senior Credit Facilities are with a syndicate of banks and other financial institutions and provide financing of up to $9.5 billion and consist of (i)(a) term B-1 loans in an aggregate principal amount of $3.0 billion (the “B-1 Loans”) and (b) term B-2 loans in aggregate principal amount of $6.6 billion (the “B-2 Loans”) in each case under the new senior secured term loan facilities (the “Term Loan Facilities”) and (ii) revolving loans of up to $2.0 billion (including revolving loans, swingline loans and letters of credit), a portion of which may be denominated in Euro, Sterling, Australian Dollars, Japanese Yen or New Zealand Dollars, under the new senior secured revolving loan facilities (the “Revolving Credit Facilities” and, together with the Term Loan Facilities, the "Senior Credit Facilities").

The borrower under the Senior Credit Facilities is Heinz. The obligations of Heinz under the Senior Credit Facilities are guaranteed by Holdings and each direct and indirect, existing and future, domestic material wholly-owned restricted subsidiary of Heinz. The Senior Credit Facilities and any swap agreements and cash management arrangements provided by any party to the Senior Credit Facilities or any of its affiliates are expected to be secured on a first priority basis by a perfected security interest in substantially all of Heinz's and each guarantor's tangible and intangible assets (subject to certain exceptions), including U.S. registered intellectual property, owned real property above a value to be agreed and all of the capital stock of the borrower and all capital stock directly held by the borrower or any subsidiary guarantor of each of its wholly-owned material restricted subsidiaries (limited to 65% of the capital stock of foreign subsidiaries).

The Senior Credit Facilities contain a number of customary affirmative and negative covenants that, among other things, limits or restricts the ability of Heinz and its restricted subsidiaries to incur additional indebtedness (including guarantee obligations); incur liens; engage in mergers, consolidations, liquidations and dissolutions (other than the 2013 Merger); sell assets; pay dividends and make other payments in respect of capital stock; make acquisitions, investments, loans and advances; pay and modify the terms of certain indebtedness; engage in certain transactions with affiliates; enter into negative pledge clauses and clauses restricting subsidiary distributions; and change its line of business.

In addition, under the Senior Credit Facilities, Heinz is required to comply with a specified first lien senior secured leverage ratio to the extent any loans are outstanding under the New Revolving Credit Facility or Letters of Credit issued and outstanding thereunder exceed $50 million as of the end of any fiscal quarter. The Senior Credit Facilities also contain certain customary representations and warranties, affirmative covenants and events of default. As of March 29, 2015, Heinz is in compliance with these credit facility covenants.

4.25% Second Lien Senior Secured Notes

On April 1, 2013, in connection with the 2013 Merger, Merger Subsidiary completed the private placement of $3.1 billion aggregate principal amount of 4.25% Second Lien Senior Secured Notes due 2020 (the “2020 Notes”) to initial purchasers for resale by the Initial Purchasers to qualified institutional buyers pursuant to Rule 144A under the Securities Act and to persons outside the United States under Regulation S of the Securities Act. The 2020 Notes were issued pursuant to an indenture (the “Indenture”), dated as of April 1, 2013, by and among Merger Subsidiary, Holdings and Wells Fargo Bank, National Association, as trustee (in such capacity, the “Trustee”) and as collateral agent (in such capacity, the “Collateral Agent”).

The 2020 Notes are jointly and severally, unconditionally guaranteed on a senior secured basis, by Holdings and each direct and indirect, existing and future, domestic material wholly-owned restricted subsidiary that guarantee our obligations under the Senior Credit Facilities.

The Indenture (as supplemented by the Supplemental Indenture) limits the ability of Heinz and its restricted subsidiaries to incur additional indebtedness or guarantee indebtedness; create liens or use assets as security in other transactions; declare or pay dividends, redeem stock or make other distributions to stockholders; make investments; merge or consolidate, or sell, transfer, lease or dispose of substantially all of our assets; enter into transactions with affiliates; sell or transfer certain assets; and agree to certain restrictions on the ability of restricted subsidiaries to make payments to us. We were in compliance with these covenants as of March 29, 2015.

4.875% Second Lien Senior Secured Notes

On January 30, 2015, H. J. Heinz Company completed the private placement of $2.0 billion aggregate principal amount of 4.875% Second Lien Senior Secured Notes due 2025 (the “2025 Notes”) to initial purchasers for resale by the Initial Purchasers to qualified institutional buyers pursuant to Rule 144A under the Securities Act and to persons outside the United States under Regulation S of the Securities Act. The 2025 Notes were issued pursuant to an indenture (the “Indenture”), dated as of January 30, 2015, by and among H. J. Heinz Company and MUFG Union Bank, N.A., as trustee (in such capacity, the “Trustee”) and Wells Fargo Bank, National Association, as collateral agent (in such capacity, the “Collateral Agent”). The 2025 Notes are jointly and severally, unconditionally guaranteed on a senior secured basis, by Holdings and each direct and indirect, existing and future, domestic material wholly-owned restricted subsidiary that guarantee our obligations under the Senior Credit Facilities.  The 2025 Notes are issued under Rule 144A for life and will not be registered.

The Indenture (as supplemented by the Supplemental Indenture) limits the ability of Heinz and its restricted subsidiaries to incur additional indebtedness or guarantee indebtedness; create liens or use assets as security in other transactions; declare or pay dividends, redeem stock or make other distributions to stockholders; make investments; merge or consolidate, or sell, transfer, lease or dispose of substantially all of our assets; enter into transactions with affiliates; sell or transfer certain assets; and agree to certain restrictions on the ability of restricted subsidiaries to make payments to us. We were in compliance with these covenants as of March 29, 2015.

The net proceeds from this offering were used to repay $650 million of the B-1 Loans and $1,310 million of the B-2 Loans outstanding.
Debt issuance costs
As of March 29, 2015, unamortized debt issuance costs were $66 million. Amortization of these debt issuance costs recorded was $10 million for the three months ended March 29, 2015 and $12 million for the three months ended March 30, 2014. These costs are amortized using the effective interest method over the respective term of debt to which they specifically relate. During the first quarter of 2015, Heinz wrote off $32 million of deferred debt issuance costs, of which $26 million was related to deferred financing fees and $7 million was related to original issuance discounts, as a result of a partial repayment of the B-1 Loans and the B-2 Loans. In connection with the issuance of the Second Lien Senior Secured Notes during the first quarter of 2015, Heinz paid debt issuance costs of $16 million.